Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	50
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$9,412,669.63	0.4553783	$-	-	$9,412,669.63
Class C Notes	$31,010,000.00	1.0000000	$30,758,042.16	0.9918749	$251,957.84
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$65,692,669.63	0.0576332	$56,028,042.16	0.0491543	$9,664,627.47

Weighted Avg. Coupon (WAC)	3.64%		3.71%
Weighted Avg. Remaining Maturity (WARM)	15.12		14.41
Pool Receivables Balance	$84,434,581.43		$74,540,152.37
Remaining Number of Receivables	21,129		20,299

Adjusted Pool Balance	$82,919,473.97		$73,254,846.50

III. COLLECTIONS

Principal:
Principal Collections	$9,819,763.32
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$196,284.67
Total Principal Collections	$10,016,047.99

Interest:
Interest Collections	$252,196.60
Late Fees & Other Charges	$32,659.45
Interest on Repurchase Principal
Total Interest Collections	$284,856.05

Collection Account Interest	$8,590.49
Reserve Account Interest	$2,795.20
Servicer Advances	$-

Total Collections	$10,312,289.73

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	50
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$10,312,289.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,312,289.73

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$70,362.15	$-	$70,362.15	$70,362.15
	Collection Account Interest					$8,590.49
	Late Fees & Other Charges					$32,659.45
Total due to Servicer						$111,612.09

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$13,569.93		$13,569.93	$13,569.93

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$10,081,629.96

9.	Regular Principal Distribution Amount:					$9,664,627.47

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$9,412,669.63		$9,412,669.63
	Class C Notes Total:		$251,957.84		$251,957.84
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$9,664,627.47		$9,664,627.47

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					417,002.49

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,515,107.46
Beginning Period Amount	$1,515,107.46
Current Period Amortization	$229,801.59
Ending Period Required Amount	$1,285,305.87
Ending Period Amount	$1,285,305.87
Next Distribution Date Required Amount	$1,081,196.92

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	50
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	20.78%	23.52%	23.52%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.38%	19,971	96.66%	$72,052,146.40
30 - 60 Days	1.36%	276	2.81%	$2,095,746.82
61 - 90 Days	0.23%	47	0.49%	$363,721.35
91-120 Days	0.02%	5	0.04%	$28,537.80
121 + Days	0.00%	0	0.00%	$-
Total		20,299		$74,540,152.37

Delinquent Receivables 30+ Days Past Due
Current Period	1.62%	328	3.34%	$2,488,005.97
1st Preceding Collection Period	1.60%	339	3.22%	$2,715,490.74
2nd Preceding Collection Period	2.05%	449	3.91%	$3,680,590.39
3rd Preceding Collection Period	2.05%	463	3.81%	$3,961,381.96
Four-Month Average	1.83%		3.57%

Repossession in Current Period		11		$65,879.83
Repossession Inventory		44		$33,420.30

Current Charge-Offs
Gross Principal of Charge-Offs				$74,665.74
Recoveries				$(196,284.67)
Net Loss				$(121,618.93)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.73%

Average Pool Balance for Current Period				$79,487,366.90

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.84%
1st Preceding Collection Period				-0.58%
2nd Preceding Collection Period				1.02%
3rd Preceding Collection Period				-0.26%
Four-Month Average				-0.41%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		14	2,290	$32,765,127.08
Recoveries		26	2,100	$(19,510,757.22)
Net Loss				$13,254,369.86
Cumulative Net Loss as a % of Initial Pool Balance				1.11%

Net Loss for Receivables that have experienced a Net Loss *		8	1,849	$13,361,743.81
Average Net Loss for Receivables that have experienced a Net Loss				$7,226.47

Principal Balance of Extensions				$173,137.01
Number of Extensions				24

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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